Condensed Statements of Cash Flows - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (8,996)	$ 771,059
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(5,315)
Offering costs allocated to warrants		359,874
Change in fair value of warrant liability		(1,494,077)
Changes in operating assets and liabilities:
Prepaid assets	(2,558)	(177,609)
Accrued expenses	1,222	81,657
Net cash used in operating activities	(10,032)	(464,411)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(116,150,000)
Net cash used in investing activities		(116,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts		113,470,500
Proceeds from sale of Private Placement Units		4,172,000
Proceeds from sale of representative shares		2,105
Repayment of promissory note – related party		(150,000)
Payment of deferred offering costs	(80,132)	(208,227)
Net cash provided by financing activities	94,868	117,286,378
Net change in cash	84,836	671,967
Cash, beginning of period		84,836
Cash, end of the period	84,836	756,803
Supplemental disclosure of cash flow information:
Initial value of common stock subject to possible redemption		101,131,827
Change in initial value of common stock subject to possible redemption		1,055,672
Initial recognition of warrant liability		7,025,183
Deferred underwriters’ discount payable charged to additional paid-in capital		4,220,500
Change in accrued offering costs		$ 84,979
Proceeds from issuance of founder shares	25,000
Proceeds from issuance of promissory note to related party	150,000
Deferred offering costs included in accrued offering costs and expenses	$ 154,979